Capital and funding - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares acquired (in shares)	31,734,256	34,217,605
Number of ordinary shares held by employee share ownership trust (in shares)	1,361,032
Number of ordinary shares held by other group companies in connection with share-based compensation plans (in shares)	36,903
Unilever PLC
Disclosure of classes of share capital [line items]
Number of treasury shares held (in shares)		3,054,400
Unilever PLC | PLC ordinary shares
Disclosure of classes of share capital [line items]
Number of treasury shares cancelled (in shares)	112,746,434